Equity accounted investments - Not material and Capital commitments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Summarised financial information for the group's share of equity accounted investments which are not material
Profit/(loss) for the year	R 3,128	R 814	R (347)
Equity accounted investments
Capital commitments and relating to equity accounted investments
Authorised and contracted for	688	622
Authorised but not yet contracted for	884	713
Less expenditure to the end of year	(562)	(348)
Capital commitments	1,010	987
Immaterial equity accounted investments
Summarised financial information for the group's share of equity accounted investments which are not material
Operating profit/(loss)	114	128
Profit/(loss) before tax	159	140
Taxation	(50)	(45)
Profit/(loss) for the year	R 109	R 95